REVENUE FROM CONTRACTS WITH CUSTOMERS - Accounts receivable continuity (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Revenue from contracts with customers [Abstract]
Trade accounts receivable	$ 520,261	$ 705,255
Less: allowance for expected credit loss	(15,684)	(9,176)
Trade accounts receivables, net	504,577	696,079
Other accounts receivable	19,161	23,356
Accounts receivable	$ 523,738	$ 719,435